Concentrations	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Note 4. Concentrations

Initial sales are concentrated with one client. Sales are made without collateral and the credit-related losses are insignificant or non-existent. Accordingly, there is no provision made to include an allowance for doubtful accounts.